Guarantor and Non-Guarantor Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$76,619	$—	$1	$3,026	$57,407	$16,185
Intercompany receivables - current	—	(237,446)	—	191,260	25,594	20,592
Accounts receivable, net	221,872	—	—	—	203,577	18,295
Related party receivables	17,179	—	—	—	17,179	—
Inventories, net	202,412	—	—	—	173,253	29,159
Deferred tax assets	30,256	—	—	1,456	27,887	913
Other current assets	22,776	—	—	2,156	14,619	6,001

Total current assets	571,114	(237,446)	1	197,898	519,516	91,145
Property, plant and equipment, net	168,772	—	—	—	125,462	43,310
Investment in subsidiaries	—	(966,882)	195,733	671,628	99,521	—
Goodwill	309,703	—	—	—	278,569	31,134
Other intangible assets, net	373,433	—	—	—	366,333	7,100
Intercompany receivables non-current	—	(105,071)	100,066	—	5,005	—
Deferred financing costs, net	14,622	—	—	14,622	—	—
Other long-term assets	4,115	—	—	—	3,344	771

Total assets	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$152,052	$—	$—	—	119,775	32,277
Short-term borrowings	3,176	—	—	3,000	176	—
Related party payables	587	—	17	—	191	379
Intercompany payables - current	—	(237,446)	—	1,317	213,079	23,050
Product returns liability	42,031	—	—	—	41,758	273
Interest payable	13,081	—	—	13,081	—	—
Accrued expenses and other current liabilities	58,665	—	1	800	51,773	6,091

Total current liabilities	269,592	(237,446)	18	18,198	426,752	62,070
Long-term debt, less current maturities	687,860	—	—	687,379	461	20
Long-term related party payables	361	—	—	—	361	—
Pension and other post-retirement liabilities	62,256	—	—	—	61,448	808
Deferred tax liabilities	122,983	—	—	(17,162)	135,140	5,005
Intercompany payables - non-current	—	(105,071)	—	—	100,066	5,005
Other long-term liabilities	2,925	—	—	—	1,894	1,031
Total shareholder’s equity (deficit)	295,782	(966,882)	295,782	195,733	671,628	99,521

Total liabilities and shareholder’s equity (deficit)	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables - current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories, net	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables - current	—	(209,524)	—	—	188,357	21,167
Accrued expenses and other current liabilities	115,453	—	—	15,389	90,743	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other post-retirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables - non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries

Net sales	$995,930	$(125,055)	$—	$—	$937,030	$183,955
Cost of sales	803,973	(125,055)	—	—	766,238	162,790

Gross profit	191,957	—	—	—	170,792	21,165
Operating expenses
Selling and warehousing	(70,910)	—	—	—	(63,812)	(7,098)
General and administrative	(47,039)	—	—	(7,666)	(35,092)	(4,281)
Amortization of acquired intangible assets	(22,176)	—	—	—	(21,237)	(939)
Restructuring costs, net	(7,593)	—	—	—	(6,498)	(1,095)
Trademark impairment loss (Note 8)	(2,000)	—	—	—	(2,000)	—
Patent litigation costs (Note 14)	(2,200)	—	—	—	(2,200)	—
Antitrust litigation costs	(198)	—	—	—	(198)	—

Operating income (loss)	39,841	—	—	(7,666)	39,755	7,752
Other expense
Interest (expense) income, net	(51,453)	—	36	(54,441)	(13)	2,965
Intercompany interest	—	—	66	22,273	(22,052)	(287)
Miscellaneous, net	(3,623)	—	(1)	—	(5,613)	1,991

(Loss) income before income taxes	(15,235)	—	101	(39,834)	12,077	12,421
Income tax benefit (expense)	2,993	—	—	15,196	(8,504)	(3,699)

Net (loss) income before equity in earnings of subsidiaries	(12,242)	—	101	(24,638)	3,573	8,722
Equity in earnings of subsidiaries	—	(8,674)	(12,343)	12,295	8,722	—

Net (loss) income	$(12,242)	$(8,674)	$(12,242)	$(12,343)	$12,295	$8,722

Comprehensive income (loss)	$24,621	$(82,641)	$23,406	$24,520	$49,158	$10,178

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries

Net sales	$984,497	$(121,109)	$—	$—	$936,993	$168,613
Cost of sales	745,995	(121,109)	—	—	720,568	146,536

Gross profit	238,502	—	—	—	216,425	22,077
Operating expenses
Selling and warehousing	(67,413)	—	—	—	(60,396)	(7,017)
General and administrative	(58,662)	—	(3)	(17,779)	(36,398)	(4,482)
Amortization of acquired intangible assets	(22,165)	—	—	—	(21,246)	(919)
Restructuring costs, net	(5,877)	—	—	—	(2,477)	(3,400)
Antitrust litigation costs	(1,228)	—	—	—	(1,228)	—

Operating income (loss)	83,157	—	(3)	(17,779)	94,680	6,259
Other expense
Interest expense, net	(54,765)	—	—	(54,708)	(55)	(2)
Intercompany interest	—	—	—	22,397	(22,035)	(362)
Miscellaneous, net	(6,188)	—	1	—	(6,204)	15

Income (loss) before income taxes	22,204	—	(2)	(50,090)	66,386	5,910
Income tax (expense) benefit	(7,577)	—	—	17,320	(18,771)	(6,126)

Net income (loss) before equity in earnings of subsidiaries	14,627	—	(2)	(32,770)	47,615	(216)
Equity in earnings of subsidiaries	—	(61,812)	14,629	47,399	(216)	—

Net income (loss)	$14,627	$(61,812)	$14,627	$14,629	$47,399	$(216)

Comprehensive income (loss)	$5,472	$(67,375)	$27,298	$5,474	$38,244	$1,831

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries

Net sales	$910,179	$(106,994)	$—	$—	$862,435	$154,738
Cost of sales	710,360	(106,994)	—	—	683,367	133,987

Gross profit	199,819	—	—	—	179,068	20,751
Operating expenses
Selling and warehousing	(66,212)	—	—	—	(59,281)	(6,931)
General and administrative	(41,612)	—	(34)	(6,972)	(29,253)	(5,353)
Amortization of acquired intangible assets	(20,378)	—	—	—	(19,457)	(921)
Merger and acquisition costs	(11,331)	—	—	(11,331)	—	—
Restructuring costs, net	(1,275)	—	—	—	(1,124)	(151)
Trademark impairment loss	(3,800)	—	—	—	(3,800)	—
Patent litigation costs	(387)	—	—	—	(387)	—
Antitrust litigation costs	(11,731)	—	—	—	(11,731)	—

Operating income (loss)	43,093	—	(34)	(18,303)	54,035	7,395
Other expense
Interest (expense) income, net	(51,691)	—	—	(51,813)	(59)	181
Intercompany interest	—	—	—	20,726	(20,399)	(327)
Debt commitment fees	(5,945)	—	—	(5,945)	—	—
Miscellaneous, net	(4,974)	—	—	—	(5,206)	232

(Loss) income before income taxes	(19,517)	—	(34)	(55,335)	28,371	7,481
Income tax benefit (expense)	906	—	—	20,166	(16,584)	(2,676)

Net (loss) income before equity in earnings of subsidiaries	(18,611)	—	(34)	(35,169)	11,787	4,805
Equity in earnings of subsidiaries	—	(2,820)	(18,577)	16,592	4,805	—

Net (loss) income	$(18,611)	$(2,820)	$(18,611)	$(18,577)	$16,592	$4,805

Comprehensive (loss) income	$(53,090)	$74,030	$(56,273)	$(53,056)	$(17,887)	$96

Condensed Consolidating Statement of Comprehensive Income (Loss)

January 1, 2011 Through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries

Net sales	$78,842	$(9,872)	$—	$75,222	$13,492
Cost of sales	60,296	(9,872)	—	58,257	11,911

Gross profit	18,546	—	—	16,965	1,581
Operating expenses
Selling and warehousing	(5,167)	—	—	(4,575)	(592)
General and administrative	(3,577)	—	—	(3,274)	(303)
Amortization of acquired intangible assets	(405)	—	—	(405)	—
Merger and acquisition costs	(5,170)	—	(5,154)	(16)	—
Stock-based compensation expense	(15,082)	—	—	(15,082)	—
Patent litigation costs	(500)	—	—	(500)	—
Antitrust litigation costs	(813)	—	—	(813)	—

Operating (loss) income	(12,168)	—	(5,154)	(7,700)	686
Other expense
Interest (expense) income, net	(4,663)	—	(2,504)	(2,166)	7
Intercompany interest	—	—	—	30	(30)
Management fee expense	(139)	—	—	(139)	—
Loss on early extinguishment of debt	(24,153)	—	(10,004)	(14,149)	—
Miscellaneous, net	(727)	—	—	(727)	—

(Loss) income before income taxes	(41,850)	—	(17,662)	(24,851)	663
Income tax benefit (expense)	13,952	—	6,822	7,324	(194)

Net (loss) income before equity in earnings of subsidiaries	(27,898)	—	(10,840)	(17,527)	469
Equity in earnings of subsidiaries	—	16,589	(17,058)	469	—

Net (loss) income	$(27,898)	$16,589	$(27,898)	$(17,058)	$469

Comprehensive (loss) income	$(27,155)	$15,219	$(27,155)	$(16,315)	$1,096

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$39,865	$—	$—	$(55,539)	$81,993	$13,411

Cash flows from investing activities:
Capital expenditures	(40,619)	—	—	—	(33,077)	(7,542)
Proceeds from sale of property, plant and equipment	1,448	—	—	—	86	1,362

Net cash provided by (used in) investing activities	(39,171)	—	—	—	(32,991)	(6,180)

Cash flows from financing actvities:
Issuances of debt	—	—	—	—	—	—
Debt repayments	(3,089)	—	—	(3,000)	(88)	(1)
Equity contribution	—	—	—	—	—	—
Intercompany dividend received (paid)	—	—	—	—	5,374	(5,374)
Change in intercompany indebtedness	—	—	—	—	(1,802)	1,802

Net cash provided by (used in) financing activities	(3,089)	—	—	(3,000)	3,484	(3,573)
Effect of exchange rate changes on cash	97	—	—	—	—	97

Net (decrease) increase in cash and cash equivalents	(2,298)	—	—	(58,539)	52,486	3,755
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$76,619	$—	$1	$3,026	$57,407	$16,185

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$51,842	$—	$(37)	$(24,688)	$59,710	$16,857

Cash flows from investing activities:
Capital expenditures	(36,786)	—	—	—	(29,136)	(7,650)
Proceeds from sale of property, plantand equipment	1,968	—	—	—	576	1,392

Net cash used in investing activities	(34,818)	—	—	—	(28,560)	(6,258)

Cash flows from financing actvities:
Issuances of debt	500	—	—	—	500	—
Debt repayments	(6,552)	—	—	(3,000)	(376)	(3,176)
Equity contribution	38	—	38	—	—	—
Intercompany dividend received (paid)	—	—	—	—	5,239	(5,239)
Change in intercompany indebtedness	—	—	—	89,237	(87,167)	(2,070)

Net cash (used in) provided by financing activities	(6,014)	—	38	86,237	(81,804)	(10,485)
Effect of exchange rate changes on cash	210	—	—	—	—	210

Net increase (decrease) in cash and cash equivalents	11,220	—	1	61,549	(50,654)	324
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$78,917	$—	$1	$61,565	$4,921	$12,430

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$55,662	$—	$—	$(56,800)	$108,297	$4,165

Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired	(185,268)	—	—	(375,000)	180,086	9,646
Acquisition of Honeywell Automotive Parts Services
(Shanghai) Co., Ltd. assets	(1,500)	—	—	—	—	(1,500)
Investment in subsidiaries	—	320,000	(320,000)	—	—	—
Capital expenditures	(24,675)	—	—	—	(21,172)	(3,503)
Proceeds from sale of property, plant and equipment	176	—	—	—	151	25
Decrease in restricted cash	16,290	—	—	—	16,290	—

Net cash (used in) provided by investing activities	(194,977)	320,000	(320,000)	(375,000)	175,355	4,668

Cash flows from financing activities:
Issuances of debt	3,147	—	—	—	—	3,147
Debt repayments	(3,956)	—	—	(3,000)	(288)	(668)
Payment of deferred financing costs	(20,259)	—	—	(20,259)	—	—
Payment of debt commitment fees	(5,945)	—	—	(5,945)	—	—
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)	298,500	—	—	298,500	—	—
Issuance of Senior Notes	400,000	—	—	400,000	—	—
Repayment of 2010 Credit Facility	(423,938)	—	—	—	(423,938)	—
Redemption of Senior PIK Notes, including call premium and redemption period interest	(360,115)	—	—	(360,115)	—	—
Intercompany dividend received (paid)	—	—	—	—	5,332	(5,332)
Equity contribution	320,000	(320,000)	320,000	320,000	—	—
Change in intercompany indebtedness	—	—	—	(197,365)	196,149	1,216

Net cash provided by (used in) financing activities	207,434	(320,000)	320,000	431,816	(222,745)	(1,637)
Effect of exchange rate changes on cash	(422)	—	—	—	—	(422)

Net increase in cash and cash equivalents	67,697	—	—	16	60,907	6,774
Cash and cash equivalents at beginning of period	—	—	—	—	—	—

Cash and cash equivalents at end of period	$67,697	$—	$—	$16	$60,907	$6,774

Condensed Consolidating Statement of Cash Flows

January 1, 2011 through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net cash used in operating activities	$(9,341)	$—	$(8,427)	$(865)	$(49)

Cash flows from investing activities:
Capital expenditures	(1,571)	—	—	(1,430)	(141)

Net cash used in investing activities	(1,571)	—	—	(1,430)	(141)

Cash flows from financing activities:
Debt repayments	(2,633)	—	—	(30)	(2,603)
Payment of deferred financing costs	(920)	—	(920)	—	—
Proceeds from exercise of stock options	1,077	—	1,077	—	—
Excess tax benefits from share-based payments	2,661	—	2,661	—	—
Change in intercompany indebtedness	—	—	5,609	(8,472)	2,863

Net cash provided by (used in) financing activities	185	—	8,427	(8,502)	260
Effect of exchange rate changes on cash	127	—	—	—	127

Net (decrease) increase in cash and cash equivalents	(10,600)	—	—	(10,797)	197
Cash and cash equivalents at beginning of period	200,330	—	17	190,865	9,448

Cash and cash equivalents at end of period	$189,730	$—	$17	$180,068	$9,645